Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
ECL for Trade Receivables Related to Third-Party [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	RM 35,897,665		RM 35,895,157
Loss allowance	(308,129)		(324,745)
Net balance	35,589,536	$ 8,422,163	35,570,412
ECL for Trade Receivables Related to Third-Party [Member] | Grade - Low Risk [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	18,530,074		11,732,969
Loss allowance	RM (92,326)		RM (58,485)
Expected loss rate	0.50%	0.50%	0.50%
Net balance	RM 18,437,748	$ 4,363,241	RM 11,674,484
ECL for Trade Receivables Related to Third-Party [Member] | Grade - Fair Risk [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	17,367,591		24,162,188
Loss allowance	RM (215,803)		RM (266,260)
Expected loss rate	1.20%	1.20%	1.10%
Net balance	RM 17,151,788	$ 4,058,922	RM 23,895,928
ECL for Trade Receivables from Related Parties [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	82,841		1,132,841
Loss allowance	(82,841)		(412,828)
Net balance			720,013
ECL for Trade Receivables from Related Parties [Member] | Grade - Low Risk [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount			100,000
Loss allowance			RM (500)
Expected loss rate			0.50%
Net balance			RM 99,500
ECL for Trade Receivables from Related Parties [Member] | Grade - Fair Risk [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount			32,841
Loss allowance			RM (328)
Expected loss rate			1.00%
Net balance			RM 32,513
ECL for Trade Receivables from Related Parties [Member] | Grade - Substantial [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount			1,000,000
Loss allowance			RM (412,000)
Expected loss rate			41.20%
Net balance			RM 588,000
ECL for Trade Receivables from Related Parties [Member] | Grade - Low Risk [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	32,841
Loss allowance	RM (32,841)
Expected loss rate	100.00%	100.00%
ECL for Trade Receivables from Related Parties [Member] | Grade - Fair Risk [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses Receivables from Related Parties [Line Items]
Gross carrying amount	RM 50,000
Loss allowance	RM (50,000)
Expected loss rate	100.00%	100.00%